Loss per share	12 Months Ended
Dec. 31, 2023
Loss per share [Abstract]
Loss per share
20. Loss per share

The basic loss per share is calculated by dividing the loss for the year attributable to shareholders by the weighted average number of shares in issue during the financial year as follows:

	Year ended December 31,
	2023	2022	2021
Loss attributable to shareholders (in $’000)	(35,587)	(22,456)	(9,202)
Weighted average number of shares in issue	52,022,588	52,020,849	43,683,296
Basic and diluted loss per share (in USD)	(0.68)	(0.43)	(0.21)

For the years ended December 31, 2023, 2022 and 2021, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Share Option Plan, as the effect of including those shares would be anti-dilutive.